Group Income Statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	[1]	£ 12,235	£ 12,069
Raw materials and consumables used		(2,112)	(2,166)
Changes in inventories of finished goods and work in progress		119	185
Employee benefit costs		(1,651)	(1,463)
Depreciation, amortisation and impairment costs		(1,364)	(1,192)
Other operating income		92	54
Loss on reclassification from amortised cost to fair value		(5)	(5)
Other operating expenses		(3,048)	(2,413)
Profit from operations		4,266	5,069
Net finance costs		(403)	(969)
Profit before taxation		4,052	5,574
Taxation on ordinary activities		(824)	(1,009)
Profit for the period		3,228	4,565
Attributable to:
Owners of the parent		3,190	4,512
Non-controlling interests		38	53
Profit for the period		£ 3,228	£ 4,565
Earnings per share
Basic (in GBP per share)		£ 1.461	£ 2.046
Diluted (in GBP per share)		£ 1.453	£ 2.036

[1]	Revenue is net of duty, excise and other taxes of £15,320 million and £15,515 million for the six months ended 30 June 2026 and 30 June 2025, respectively.